UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Address of principal executive offices) (Zip code)

Robert S. Bacarella

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831
(Name and address of agent for service)

(630) 462-9800

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Monetta Fund
MONTX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Fund	$71	1.33%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During the first half of 2025, the stock market, as measured by the S&P 500 Index, was up 6.20% to close at a record level. Yet its path to new heights was anything but smooth. The market experienced an “April swoon,” declining almost 10%. Investors’ persistent recession worries were amplified by escalating trade tensions and geopolitical uncertainties. Big Tech once again came to the rescue fueled by a rebound in AI-focused stocks and renewed interest in Bitcoin, which surged to more than $100,000 in value.
The  Monetta Fund posted a strong gain of 16.59% for the first half of 2025. This compares favorably to the 6.20% return of its benchmark, the S&P 500 Index. The Fund benefited from its overweight in the large technology sector and investments in the crypto market, specifically Robinhood, Coinbase and Interactive Brokers Group.
Top contributors to Fund performance included  Palantir Technologies, Spotify, Netflix and Crowdstrike—up 80.25%, 71.52%, 50.24% and 48.85%, respectively, for the six-month period ending June 30, 2025. Detracting from fund performance were Apple, Alphabet and Dutch Brothers, which declined 18.07%, 6.85% and 10.70%, respectively, during the period. New purchases included Dollar Tree, Advanced Micro Devices and Howmet Aerospace.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	29.71	16.25	12.92
S&P 500 Index	15.16	16.64	13.65
Visit https://monetta.com/performance/  for more recent performance information.
Monetta Fund	PAGE 1	TSR-SAR-60934G802

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$97,383,920
Number of Holdings	52
Portfolio Turnover	28%
Visit  https://monetta.com/resources/ for more recent information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers (% of net assets)
Amazon.com, Inc.	7.1%
Palantir Technologies, Inc.	6.0%
NVIDIA Corp.	5.7%
JPMorgan Chase & Co.	4.5%
Alphabet, Inc. - CL C	4.2%
Netflix, Inc.	4.1%
Microsoft Corp.	4.1%
Meta Platforms, Inc. - CL A	3.8%
Apple, Inc.	3.5%
Costco Wholesale Corp.	3.0%

Industry (% of net assets)
Technology	41.3%
Retail	17.7%
Consumer Cyclical	13.8%
Financial	12.9%
Capital Equipment	6.5%
Healthcare	3.2%
Energy	2.6%
Utility	1.4%
Cash & Other	0.6%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please call toll-free at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Monetta Fund	PAGE 2	TSR-SAR-60934G802

Monetta Young Investor Growth Fund
MYIFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Monetta Young Investor Growth Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Monetta Young Investor Growth Fund	$75	1.47%
*	Annualized
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During the first half of 2025, the stock market, as measured by the S&P 500 Index, was up 6.20% to close at a record level. Yet its path to new heights was anything but smooth. The market experienced an “April swoon,” declining almost 10%. Investors’ persistent recession worries were amplified by escalating trade tensions and geopolitical uncertainties. Big Tech once again came to the rescue fueled by a rebound in AI-focused stocks and renewed interest in Bitcoin, which surged to more than $100,000 in value.
The Monetta Young Investor Growth Fund posted a gain of 5.74% for the first half of 2025, lagging the return of its benchmark, the S&P 500 Index, by 0.46 percentage points. The Fund benefited from its holdings in Spotify, Netflix and Meta, which rose 71.52%, 50.24% and 26.06%, respectively, for the six-month period ending June 30, 2025. Detracting from the Fund’s performance were Amazon, Apple and Alphabet, each of which underperformed the S&P 500 Index. New positions were initiated in Boeing, Uber and Telsa, while positions in Apple, Alphabet and Microsoft were trimmed.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Growth Fund	15.39	14.81	12.77
S&P 500 Index	15.16	16.64	13.65
Visit https://monetta.com/performance/  for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Monetta Young Investor Growth Fund	PAGE 1	TSR-SAR-60934G703

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,842,070
Number of Holdings	19
Portfolio Turnover	2%
Visit  https://monetta.com/resources/ for more recent information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers (% of net assets)
SPDR S&P 500 Trust	31.5%
Vanguard S&P 500	18.3%
Amazon.com, Inc.	10.5%
JPMorgan Chase & Co.	5.9%
Alphabet, Inc. - CL C	4.7%
Netflix, Inc.	4.5%
Microsoft Corp.	4.2%
Apple, Inc.	3.9%
Costco Wholesale Corp.	3.5%
Meta Platforms, Inc. - CL A	2.1%

Industry (% of net assets)
Broad-Based Exchange Traded Funds	49.8%
Technology	17.5%
Retail	14.0%
Consumer Cyclical	8.2%
Financial	6.8%
Utility	0.9%
Capital Equipment	0.5%
Cash & Other	2.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://monetta.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Monetta Financial Services, Inc. documents not be householded, please call toll-free at 1-800-MONETTA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Monetta Young Investor Growth Fund	PAGE 2	TSR-SAR-60934G703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Monetta Fund
Monetta Young Investor Growth Fund
Semi-Annual Financials and Additional Information
June 30, 2025

Monetta Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Capital Equipment - 6.5%
Aerospace & Defense - 4.2%
Boeing Co.(a)	7,500	$1,571,475
Howmet Aerospace, Inc.	6,500	1,209,845
RTX Corp.	9,000	1,314,180
		4,095,500
Diversified Operations - 1.3%
General Electric Co.	5,000	1,286,950
Electrical Equipment - 1.0%
Rockwell Automation, Inc.	2,800	930,076
Total Capital Equipment		6,312,526
Consumer Cyclical - 13.8%
Automobile - 1.6%
Tesla, Inc.(a)	5,000	1,588,300
Leisure Service - 10.3%
Airbnb, Inc. - Class A(a)	6,000	794,040
Expedia Group, Inc.	5,000	843,400
Netflix, Inc.(a)	3,000	4,017,390
Roku, Inc.(a)	15,000	1,318,350
Royal Caribbean Cruises Ltd.	6,000	1,878,840
Uber Technologies, Inc.(a)	12,500	1,166,250
		10,018,270
Media-Radio/TV - 1.9%
Walt Disney Co.	15,000	1,860,150
Total Consumer Cyclical		13,466,720
Energy - 2.6%
Energy - 1.3%
Constellation Energy Corp.	4,000	1,291,040
Oil & Gas-Integrated - 1.3%
Williams Cos., Inc.	20,000	1,256,200
Total Energy		2,547,240
Financial - 12.9%
Bank-Money Center - 6.3%
Goldman Sachs Group, Inc.	2,500	1,769,375
JPMorgan Chase & Co.	15,000	4,348,650
		6,118,025
Brokerage & Investment Management - 3.7%
Interactive Brokers Group, Inc. - Class A	20,000	1,108,200
Robinhood Markets, Inc. - Class A(a)	27,000	2,528,010
		3,636,210
Finance-Miscellaneous - 1.7%
MasterCard, Inc. - Class A	1,500	842,910
Visa, Inc. - Class A	2,400	852,120
		1,695,030

	Shares	Value
Insurance-Diversified - 1.2%
American International Group, Inc.	13,000	$1,112,670
Total Financial		12,561,935
Healthcare - 3.2%
Healthcare-Biomedical/Genetic - 2.2%
Gilead Sciences, Inc.	10,000	1,108,700
Royalty Pharma PLC - Class A	30,000	1,080,900
		2,189,600
Healthcare-Instrument - 1.0%
Intuitive Surgical, Inc.(a)	1,700	923,797
Total Healthcare		3,113,397
Retail - 17.7%
Retail-Discount&Variety - 1.1%
Dollar Tree, Inc.(a)	11,000	1,089,440
Retail-Major Chain - 4.6%
Costco Wholesale Corp.	3,000	2,969,820
Wal-Mart Stores, Inc.	15,000	1,466,700
		4,436,520
Retail-Restaurant - 1.8%
Chipotle Mexican Grill, Inc.(a)	17,000	954,550
Dutch Bros, Inc. - Class A(a)	12,000	820,440
		1,774,990
Retail-Specialty - 10.2%
Amazon.com, Inc.(a)	31,500	6,910,785
DoorDash, Inc. - Class A(a)	4,500	1,109,295
MercadoLibre, Inc.(a)	350	914,771
TJX Companies, Inc.	8,000	987,920
		9,922,771
Total Retail		17,223,721
Technology - 41.3%(b)
Computer Data Storage - 3.5%
Apple, Inc.	16,500	3,385,305
Computer-Software - 21.2%
Cisco Systems, Inc.	14,000	971,320
Coinbase Global, Inc. - Class A(a)	3,800	1,331,862
Crowdstrike Holdings, Inc. - Class A(a)	3,200	1,629,792
Microsoft Corp.	8,000	3,979,280
Oracle Corp.	7,000	1,530,410
Palantir Technologies, Inc. - Class A(a)	43,000	5,861,760
ServiceNow, Inc.(a)	1,100	1,130,888
Snowflake, Inc. - Class A(a)	4,500	1,006,965
Spotify Technology(a)	2,500	1,918,350
Verisign, Inc.	4,500	1,299,600
		20,660,227

The accompanying notes are an integral part of these financial statements.

1

Monetta Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic-Semiconductor - 8.6%
Advanced Micro Devices, Inc.(a)	8,500	$1,206,150
Broadcom, Inc.	6,000	1,653,900
NVIDIA Corp.	35,000	5,529,650
		8,389,700
Internet - 8.0%
Alphabet, Inc. - Class C	23,000	4,079,970
Meta Platforms, Inc. - Class A	5,000	3,690,450
		7,770,420
Total Technology		40,205,652
Utility - 1.4%
Electric Power - 1.4%
Vistra Corp.	7,000	1,356,670
TOTAL COMMON STOCKS (Cost $42,778,796)		96,787,861
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.25%(c)	684,329	684,329
TOTAL SHORT-TERM INVESTMENTS (Cost $684,329)		684,329
TOTAL INVESTMENTS - 100.1% (Cost $43,463,125)		$97,472,190
Liabilities in Excess of Other Assets - (0.1)%		(88,270)
TOTAL NET ASSETS - 100.0%		$97,383,920

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	As of June 30, 2025, the Fund had a significant portion of its assets invested in this sector. See Note 6 in Notes to Financial Statements.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

2

Monetta Young Investor Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 47.9%
Capital Equipment - 0.5%
Aerospace & Defense - 0.5%
Boeing Co.(a)	900	$188,577
Consumer Cyclical - 8.2%
Automobile - 1.5%
Tesla, Inc.(a)	2,000	635,320
Leisure Service - 5.0%
Netflix, Inc.(a)	1,400	1,874,782
Uber Technologies, Inc.(a)	2,300	214,590
		2,089,372
Media-Radio/TV - 1.7%
Walt Disney Co.	5,500	682,055
Total Consumer Cyclical		3,406,747
Financial - 6.8%
Bank-Money Center - 5.9%
JPMorgan Chase & Co.	8,500	2,464,235
Finance-Miscellaneous - 0.9%
MasterCard, Inc. - Class A	700	393,358
Total Financial		2,857,593
Retail - 14.0%
Retail-Major Chain - 3.5%
Costco Wholesale Corp.	1,500	1,484,910
Retail-Specialty - 10.5%
Amazon.com, Inc.(a)	20,000	4,387,800
Total Retail		5,872,710
Technology - 17.5%
Computer Data Storage - 3.9%
Apple, Inc.	8,000	1,641,360
Computer-Software - 4.9%
Microsoft Corp.	3,500	1,740,935
Spotify Technology(a)	400	306,936
		2,047,871
Electronic-Semiconductor - 1.9%
NVIDIA Corp.	5,000	789,950
Internet - 6.8%
Alphabet, Inc. - Class C	11,000	1,951,290
Meta Platforms, Inc. - Class A	1,200	885,708
		2,836,998
Total Technology		7,316,179
Utility - 0.9%
Electric Power - 0.9%
Vistra Corp.	2,000	387,620
TOTAL COMMON STOCKS (Cost $4,533,987)		20,029,426

	Shares	Value
EXCHANGE TRADED FUNDS - 49.8%
Broad-Based - 49.8%
SPDR S&P 500 Trust(b)	21,300	$13,160,205
Vanguard S&P 500	13,500	7,668,405
TOTAL EXCHANGE TRADED FUNDS (Cost $6,090,025)		20,828,610
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25%(c)	101,709	101,709
TOTAL SHORT-TERM INVESTMENTS (Cost $101,709)		101,709
TOTAL INVESTMENTS - 97.9% (Cost $10,725,721)		$40,959,745
Other Assets in Excess of Liabilities - 2.1%		882,325
TOTAL NET ASSETS - 100.0%		$41,842,070

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
Industry classification provided by William O’Neil & Co., Inc.
The accompanying notes are an integral part of these financial statements.

3

MONETTA TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	Monetta Fund	Monetta Young Investor Growth Fund
ASSETS:
Investments at value(a)	$97,472,190	$40,959,745
Cash	—	937,294
Receivables:
Interest and dividends	20,735	66,725
Fund shares sold	1,068	6,152
Prepaid expenses	17,057	13,604
Total assets	97,511,050	41,983,520
LIABILITIES:
Payables:
Investment advisory fees (Note 2)	72,604	18,338
Distribution expense (Note 5)	—	72,422
Accrued transfer agent fees	11,799	14,624
Accrued audit fees	8,736	9,587
Accrued trustee fees	8,116	3,951
Accrued fund administration fees	6,935	7,226
Fund shares redeemed	6,264	5,772
Accrued compliance fees	—	552
Accrued other expenses	12,676	8,978
Total liabilities	127,130	141,450
NET ASSETS	$97,383,920	$41,842,070
Analysis of Net Assets:
Paid-in capital	35,115,117	8,957,957
Total distributable earnings	62,268,803	32,884,113
NET ASSETS	$97,383,920	$41,842,070
(a) Investments at cost	$43,463,125	$10,725,721
Shares of beneficial interest issued outstanding	2,800,336	2,046,510
Net asset value, offering price and redemption price per share	$34.78	$20.45

The accompanying notes are an integral part of these financial statements.

4

MONETTA TRUST
STATEMENTS OF OPERATIONS
For the Six Month Period Ended June 30, 2025 (Unaudited)

	Monetta Fund	Monetta Young Investor Growth Fund
INVESTMENT INCOME:
Interest	$54,599	$17,379
Dividends	242,291	171,952
Total investment income	296,890	189,331
EXPENSES:
Investment advisory fees (Note 2)	405,880	108,573
Distribution expense (Note 5)	—	49,351
Transfer agent fees	47,772	45,272
Administration fees	21,983	19,254
Compliance fees	18,240	9,640
Accounting fees	14,541	13,998
Trustee fees	13,768	6,875
State registration fees	12,322	13,316
Audit fees	9,736	9,586
Legal fees	9,465	4,397
Custodian fees	5,317	3,507
Printing and postage fees	3,225	2,816
Other expenses	3,356	2,730
Insurance fees	1,712	898
Total expenses	567,317	290,213
Net investment loss	(270,427)	(100,882)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	6,971,049	1,832,987
Net change in unrealized appreciation/depreciation of investments	7,229,985	479,572
Net realized and unrealized gain on investments	14,201,034	2,312,559
NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,930,607	$2,211,677

The accompanying notes are an integral part of these financial statements.

5

MONETTA TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2025 and Year Ended December 31, 2024 (Unaudited)

	Monetta Fund		Monetta Young Investor Growth Fund
	2025	2024	2025	2024
OPERATIONS:
Net investment loss	$(270,427)	$(255,331)	$(100,882)	$(168,265)
Net realized gain on investments	6,971,049	7,307,829	1,832,987	5,454,396
Net change in unrealized appreciation/depreciation of investments	7,229,985	12,531,769	479,572	4,365,490
Net increase in net assets from operations	13,930,607	19,584,267	2,211,677	9,651,621
DISTRIBUTIONS:
Total distributions to shareholders	—	(4,828,571)	—	(4,656,439)
CAPITAL TRANSACTIONS (Note 3):
Proceeds from shares sold	1,019,587	622,722	634,024	804,330
Net asset value of shares issued through dividend reinvestment	—	4,557,372	—	4,526,995
Cost of shares redeemed	(3,632,694)	(6,281,469)	(2,375,264)	(6,497,630)
Decrease in net assets from capital transactions	(2,613,107)	(1,101,375)	(1,741,240)	(1,166,305)
Total increase in net assets	11,317,500	13,654,321	470,437	3,828,877
Net assets at beginning of period	$86,066,420	$72,412,099	$41,371,633	$37,542,756
NET ASSETS AT END OF PERIOD	$97,383,920	$86,066,420	$41,842,070	$41,371,633

The accompanying notes are an integral part of these financial statements.

6

Monetta Fund
Financial Highlights
For a share outstanding throughout the periods:

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value at beginning of period	$29.83	$24.67	$18.79	$28.09	$26.77	$21.58
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.09)	(0.06)	(0.06)	(0.27)	(0.13)
Net realized and unrealized gain (loss) on investments	5.05	7.00	5.94	(7.69)	5.18	6.41
Total from investment operations	4.95	6.91	5.88	(7.75)	4.91	6.28
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(1.75)	—	(1.55)	(3.59)	(1.09)
Total distributions	—	(1.75)	—	(1.55)	(3.59)	(1.09)
Net asset value at end of period	$34.78	$29.83	$24.67	$18.79	$28.09	$26.77
Total return(b)	16.59%	28.11%	31.29%	−27.93%	17.83%	29.41%
RATIOS TO AVERAGE NET ASSETS:
Expense ratio(c)	1.33%	1.35%	1.45%	1.41%	1.33%	1.37%
Net investment loss(c)	(0.63)%	(0.32)%	(0.28)%	(0.28)%	(0.93)%	(0.58)%
Portfolio turnover(b)	27.5%	61.9%	51.7%	85.9%	55.2%	60.5%
Net assets (in thousands)	$97,384	$86,066	$72,412	$58,371	$84,294	$75,840

(a)	The per share amounts are calculated using the average number of shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Monetta Young Investor Growth Fund
Financial Highlights
For a share outstanding throughout the periods:

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value at beginning of period	$19.34	$17.05	$13.82	$20.10	$19.90	$22.96
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.08)	(0.06)	(0.04)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	1.16	4.76	4.51	(5.09)	4.67	4.33
Total from investment operations	1.11	4.68	4.45	(5.13)	4.57	4.32
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.00)(b)
From net realized gains	—	(2.39)	(1.22)	(1.15)	(4.37)	(7.38)
Total distributions	—	(2.39)	(1.22)	(1.15)	(4.37)	(7.38)
Net asset value at end of period	$20.45	$19.34	$17.05	$13.82	$20.10	$19.90
Total return(c)	5.74%	27.63%	32.74%	−25.79%	22.87%	20.47%
RATIOS TO AVERAGE NET ASSETS:
Expense ratio(d)(e)	1.47%	1.44%	1.61%	1.45%	1.33%	1.31%
Net investment loss(d)(e)(f)	(0.51)%	(0.42)%	(0.36)%	(0.23)%	(0.44)%	(0.06)%
Portfolio turnover(c)	2.3%	10.0%	6.2%	11.3%	6.8%	13.1%
Net assets (in thousands)	$41,842	$41,372	$37,543	$32,053	$51,474	$55,311

(a)	The per share amounts are calculated using the average number of shares outstanding during the period.
(b)	Rounds to zero.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratios of expenses and net investment income do not include the Fund’s proportionate share of expense and income of the underlying investment companies in which it invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which it invests.
The accompanying notes are an integral part of these financial statements.

8

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
Monetta Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following funds, collectively referred to as the Funds, are series of the Trust:
Monetta Fund. The primary objective of this Fund is long-term capital growth. The Fund seeks this objective by investing primarily in equity securities believed to have growth potential. The Fund presently invests primarily in large capitalization growth companies.
Monetta Young Investor Growth Fund. The objective of this Fund is long-term capital growth. The Fund seeks this objective by investing approximately 50% of its assets in exchange traded funds (“ETFs”) and other funds seeking to track the S&P 500® Index or other broad-based market indices that primarily include stocks of large capitalization U.S. companies and the remainder of its assets in common stocks of individual companies that Monetta Financial Services, Inc., (the “Adviser”) considers to be high quality well-known companies that produce products or provide services that are recognized by many investors.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Monetta Fund and the Monetta Young Investor Growth Fund are each a diversified series with their own investment objectives and policies with the Trust.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A
Securities Valuation – The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Equity securities, including American Depositary Receipts (“ADRs”) and ETFs are stated at fair value, based on the official closing price as of the time of valuation. If there is no official closing price of a security on the valuation date, the Valuation Designee will determine the appropriate fair valuation methodology, pursuant to the Funds’ Fair Value Procedures. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Investments in registered open-end management companies, including money market funds, will be valued based on the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Securities for which market quotations are not readily available or are deemed unreliable are valued at their fair value in accordance with procedures established by the Board of Trustees (“Board”). In determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and duration of restrictions, if any, on the disposition of the security; (ii) fundamental analytical data relating to the security; (iii) evaluation of the forces that influence the market in which the security is traded; (iv) information as to any transactions in or offers for the security; (v) the existence of any merger proposal, tender offer or other extraordinary events relating to the security; (vi) the price and extent of public trading in similar securities of the issuer or of comparable companies; and (vii) any other methodologies and factors that they consider appropriate.

9

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
B
Use of Estimates – The preparation of financial statements, in conformity with U.S. GAAP, requires the Funds’ management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

C
General – Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the specific lot identification basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Any distributions received from investments in ETFs which represent long-term capital gains are recorded by the Funds as a realized gain.

D
Expenses – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on several bases, including relative net assets of all the Funds within the Monetta Trust.

E
Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required. As of and during the period ended June 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2025, the Funds did not incur any interest and penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2021.

The Funds will utilize capital loss carry-forwards as allowable, to minimize certain distributions of capital gains. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward indefinitely and retain their character as either short-term or long-term capital losses. At December 31, 2024, the Funds’ most recently completed fiscal year end, neither Fund had any capital loss carry-forwards.
Net realized gains or losses may differ for financial reporting and tax purposes as a result of losses from wash sales. At December 31, 2024, the Funds’ most recently completed fiscal year end, neither Fund had any post October losses which were realized after October 31, 2024 and deferred for tax purposes to January 1, 2025.
F
Distributions of Incomes and Gains – Distributions to shareholders are recorded by the Funds on the ex-dividend date. Due to inherent differences in the characterization of short-term capital gains under U.S. GAAP, and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2024, the Funds’ most recently completed fiscal year end, were as follows:

	Monetta Fund	Monetta Young Investor Growth Fund
Aggregate Gross Appreciation	$46,977,608	$29,756,499
Aggregate Gross Depreciation	(419,575)	(2,047)
Net Unrealized Appreciation	46,558,033	29,754,452
Federal Income Tax Cost	39,685,055	11,697,753

10

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Any differences between book-basis and tax-basis cost of investments for the Funds are attributable primarily to the deferral of wash sale losses As of December 31, 2024, the Funds’ most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Monetta Fund	Monetta Young Investor Growth Fund
Undistributed Ordinary Income	$—	$—
Undistributed Long-Term Capital Gain	1,780,163	917,984
Net Unrealized Appreciation	46,558,033	29,754,452
Total Distributable Earnings	$48,338,196	$30,672,436

The tax character of distributions paid by the Funds during the period ended June 30, 2025 and the calendar year ended December 31, 2024 were as follows:

2025	Monetta Fund	Monetta Young Investor Growth Fund
Total Distributions to Shareholders	$—	$—

2024	Monetta Fund	Monetta Young Investor Growth Fund
Long-Term Capital Gain	$4,828,571	$4,656,439
Total Distributions to Shareholders	$4,828,571	$4,656,439

G
Fair Value Measurements – In accordance with ASC 820-10, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of each Fund’s investments. The inputs are summarized in the three broad Levels listed below.

Level 1 –	Quoted prices in active markets for identical investments;
Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);
Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The following table summarizes each respective Fund’s investments at June 30, 2025, based on the inputs used to value them:

	Investments in Securities
Type of Investments	Level 1	Level 2	Level 3	Total
Monetta Fund
Common Stocks	$96,787,861	$—	$—	$96,787,861
Money Market Funds	684,329	—	—	684,329
Fund Total	$97,472,190	$—	$—	$97,472,190
Monetta Young Investor Growth Fund
Common Stocks	$20,828,610	$—	$—	$20,828,610
Exchange Traded Funds	20,029,426	—	—	20,029,426
Money Market Funds	101,709	—	—	101,709
Fund Total	$40,959,745	$—	$—	$40,959,745

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
2. RELATED PARTIES:
Robert S. Bacarella is an officer and trustee of the Funds and also an officer, director and majority shareholder of the Adviser. Robert J. Bacarella is an officer of the Funds and also an officer of the Adviser. As of and for the period ended June 30, 2025, remunerations required to be paid to all interested trustees have been directly paid by the Adviser. Fees paid to independent trustees have been directly paid by the Funds.
Each Fund pays the Adviser a monthly investment advisory fee, based upon the average net assets of each Fund, which is calculated and accrued daily.
The Monetta Fund pays the Adviser based on an annual rate of 0.95% for the first $300 million in net assets, 0.90% for the next $200 million in net assets, and 0.85% for net assets over $500 million. The Monetta Young Investor Growth Fund pays the Adviser based on an annual rate of 0.55% on all net assets. From these fees the Adviser pays for all necessary office facilities, equipment and personnel for managing the assets of each Fund.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of ACA Group, which provides chief compliance officer services to the Funds.

12

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
3. CAPITAL STOCK AND SHARE UNITS:
There is an unlimited number of “no par value” shares of beneficial interest authorized for each series of the Trust.

	Monetta Fund	Monetta Young Investor Growth Fund
2024 Beginning Shares	2,935,512	2,202,456
Shares sold	22,540	42,179
Shares issued upon dividend reinvestment	154,885	236,892
Shares redeemed	(227,817)	(342,141)
Net decrease in shares outstanding	(50,422)	(63,070)
2025 Beginning Shares	2,885,090	2,139,386
Shares sold	33,788	32,862
Shares issued upon dividend reinvestment	—	—
Shares redeemed	(118,542)	(125,738)
Net decrease in shares outstanding	(84,754)	(92,876)
2025 Ending Shares	2,800,336	2,046,510

4. PURCHASES AND SALES OF INVESTMENT SECURITIES:
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 2025, excluding short-term securities were:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Monetta Fund	$ —	$ —	$23,413,027	$24,084,147
Monetta Young Investor Growth Fund	—	—	898,595	3,399,360

5. DISTRIBUTION PLAN:
The Trust and its shareholders have adopted a service and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the participating Fund to pay certain expenses associated with the distribution of its shares. Annual fees under the Plan up to 0.25% of the average daily net assets for the Monetta Young Investor Growth Fund are accrued daily.
6. SECTOR RISK:
As of June 30, 2025, the Monetta Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.
7. ETF RISK:
As of June 30, 2025, the Monetta Young Investor Growth Fund had a significant portion of its assets invested in ETFs. ETFs are bought and sold on a securities exchange. An ETF trades like a common stock and often represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

13

MONETTA TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
8. ACCOUNTING PRONOUNCEMENT:
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

14

MONETTA TRUST
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
Proxy Voting Policies and Proxy Voting Record
The Funds’ proxy voting policies and procedures, as well as its proxy voting record for the most recent 12-month period ended June 30, are available without charge, upon request, by contacting the Adviser at 1-800-MONETTA, or by writing to Monetta Financial Services, Inc., 1776-A South Naperville Rd., Suite 100, Wheaton, IL 60189. The Funds’ proxy voting record is also available on the U.S. Securities and Exchange Commission’s website at https://www.sec.gov/.
Availability of Fund Portfolio Information
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For more information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N- PORT is available without charge upon request by calling 1-800-MONETTA.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household (“householding”). If you would like to opt out of householding or, once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-241-9772 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
Information about the Funds’ Trustees
The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-MONETTA.
Form N-CSR Disclosures
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to the Trustee Fees line item provided in the Statement of Operations on page 5 of this report.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(5) Change in the Registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Monetta Trust

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert S. Bacarella
Robert S. Bacarella, Principal Executive Officer

Date	9/5/2025

By (Signature and Title)	/s/ Robert J. Bacarella
Robert J. Bacarella, Principal Financial Officer

Date	9/5/2025